LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long Term Prepayment Deposits and Other Assets [Abstract]
Deferred financing costs, net	$ 35,987	$ 44,033
Deferred rent assets	30,647	34,311
Advance payments for construction costs	27,993	59,564
Long-term prepayments	24,978	49,648
Other long-term assets and other	23,677	58,209
Deposits for acquisition of property and equipment	20,332	11,687
Other deposits	11,581	13,984
Input value-added tax, net	1,947	13,172
Long-term casino accounts receivables, net of allowances for credit losses of $14,989 and $16,517	0	0
Long-term prepayments, deposits and other assets	$ 177,142	$ 284,608